Employee Benefit and Related Expenses - Summary of Benefit Plan Liabilities (Details) - Present value of defined benefit obligation [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
As of January 1	¥ 4,615
Defined benefit costs included in profit or loss
service cost	1,178	¥ 4,615
interest cost	145
Defined benefit costs included in other comprehensive income	143
Payments during the year	(267)
As of December 31	¥ 5,814	¥ 4,615